Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Long-Term Debt

Long-term debt as of June 30, 2012 and December 31, 2011, consisted of the following:

	June 30,	December 31,
	2012	2011
Senior Credit Facilities
$1,301 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $34,828 and $38,160 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 5.82 % and 7.79% at June 30, 2012 and December 31, 2011, respectively)	$1,262,860	$1,185,840
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	15,000
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $8,893 and $9,257 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.53% at June 30, 2012)	366,107	365,743
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $10,774 and $11,134 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.86% at June 30, 2012)	364,226	363,866
Obligation under data sublicense agreement	30,659	30,659
Less current portion	(16,805)	(16,034)

Long-term debt	$2,007,047	$1,945,074

Long-term debt as of December 31, 2011 and 2010 consisted of the following:

	Successor	Predecessor
	2011	2010
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $38,160 at December 31, 2011 (effective interest rate of 7.79% at December 31, 2011)	$1,185,840	$—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	15,000	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,257 at December 31, 2011 (effective interest rate of 11.53% at December 31, 2011)	365,743	—
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $11,134 at December 31, 2011 (effective interest rate of 11.86% at December 31, 2011)	363,866	—
Obligation under data sublicense agreement	30,659	40,323
Prior Credit Facilities
$755 million First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $28,628 at December 31, 2010	—	650,172
$170 million Second Lien Term Loan facility, due May 16, 2014, net of unamortized discount of $12,136 at December 31, 2010	—	157,864
$100 million Incremental Borrowing on First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $1,866 at December 31, 2010	—	97,884
Less current portion	(16,034)	(12,494)

Long-term debt	$1,945,074	$933,749

Aggregate Amounts of Future Maturities under Long-Term Debt Arrangements

The aggregate amounts of future maturities under long-term debt arrangements are as follows:

Years Ending December 31,
2012	$16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873

$2,019,659